Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 14 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Salary payables	2,011,702	1,909,260	274,138
Other payables and accrued expenses	3,446,740	10,233,141	1,469,308
Accrued interest payable	8,197,112	10,086,400	1,448,238
Total other payables and accrued liabilities	13,655,554	22,228,801	3,191,684